Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events
Subsequent Events

Note 26. Subsequent Events

Declaration of Cash Dividend

On December 17, 2024, the Company declared a cash dividend of $0.24 per share payable February 1, 2025, to shareholders of record as of January 15, 2025. On March 19, 2025, the Company declared a cash dividend of $0.24 per share payable May 1, 2025, to shareholders of record as of April 15, 2025. These dividends have been recorded as of each declaration date, including shares issuable under the DRIP.

For purposes of accrual or disclosure in these financial statements, the Company has evaluated subsequent events through the date of issuance of these financial statements.